NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE
NET LOSS PER SHARE

25.                         NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Numerator used in basic and diluted net loss per share:
Loss attributable to WSP Holdings	$(118,763)	$(68,480)	$(84,185)
Shares (denominator)
Weighted average ordinary shares outstanding used in computing basic loss per share	204,771,144	204,375,226	204,375,226
Plus: incremental weighted average ordinary shares from assumed exercise of options using the treasury stock method	— (i)	— (i)	—
Weighted average ordinary shares outstanding used in computing diluted earnings per share	204,771,144	204,375,226	204,375,226
Net loss per share-basic:
Net loss attributable to WSP Holdings per ordinary share-basic	$(0.58)	$(0.34)	$(0.41)
Net loss per share-diluted:
Net loss attributable to WSP Holdings per ordinary share-diluted	$(0.58)	$(0.34)	$(0.41)

(i)

The Company had 4,790,000 and 4,306,000 outstanding share option which could potentially dilute basic net income (loss) per share, but which were excluded from the computation of diluted net loss per share in the years ended December 31, 2010 and 2011 respectively, as the effect would have been anti-dilutive.